Annual Operating Expenses - FundamentalLargeCapCoreETFFundamentalLargeCapGrowthETFComboPro - FundamentalLargeCapCoreETFFundamentalLargeCapGrowthETFComboPro - Fidelity Fundamental Large Cap Growth ETF - Fidelity Fundamental Large Cap Growth ETF
	Nov. 29, 2024
Operating Expenses:
Management fee	0.38%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%
Total annual operating expenses	0.39%
Fee waiver and/or expense reimbursement	none	[2],[3]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.38%

[1]	AAdjusted to reflect current fees.
[2]	BFidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the fund to the extent proxy and shareholder meeting expenses exceed 0.003% of the fund's average net assets. This arrangement will remain in effect through November 30, 2025. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.
[3]	CFee waiver and/or expense reimbursement represents less than 0.005%. Total annual operating expenses after fee waiver and/or expense reimbursement does not sum due to rounding.